Acquired and library content (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Write-down of acquired and library content	$ (3,402)	$ (363)
Acquired and library content
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	155,940	88,462
Write-down of acquired and library content	(3,402)	(363)
Amortization	(15,916)	(10,541)
Foreign exchange	2,060	280
Net book value	147,088	155,940
IED | Acquired and library content
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions through business combination	0	74,618
Kiddyzuzaa | Acquired and library content
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions through business combination	0	3,484
Ellie Sparkles | Acquired and library content
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions through business combination	$ 8,406	$ 0